Income Taxes (Q1) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Effective tax rate	32.60%	20.40%	20.85%	23.12%